Stock-Based Compensation	12 Months Ended
Mar. 31, 2014
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock-Based Compensation

15.  Stock-Based Compensation

The Company recognised stock-based compensation expense (included in selling, general and administrative expense) of US$13.0 million, US$10.8 million and US$11.1 million for the years ended 31 March 2014, 2013 and 2012, respectively. Compensation expense arising from equity-based award grants, as estimated using pricing models, was US$8.5 million, US$7.0 million and US$7.8 million for the years ended 31 March 2014, 2013 and 2012, respectively. Included in stock-based compensation expense for the years ended 31 March 2014, 2013 and 2012 is US$4.5 million, US$3.8 million and US$3.3 million, respectively, related to liability-classified awards. As of 31 March 2014, the unrecorded future stock-based compensation expense related to outstanding equity awards was US$12.3 million after estimated forfeitures and will be recognised over an estimated weighted average amortisation period of 1.6 years.

JHI plc 2001 Equity Incentive Plan

Under the JHI plc 2001 Equity Incentive Plan (the “2001 Equity Incentive Plan”), the Company can grant equity awards in the form of nonqualified stock options, performance awards, restricted stock grants, stock appreciation rights, dividend equivalent rights, phantom stock or other stock-based benefits such as restricted stock units. The 2001 Equity Incentive Plan was approved by the Company’s shareholders in 2011. The Company is authorised to issue 45,077,100 shares under the 2001 Equity Incentive Plan.

Under the 2001 Equity Incentive Plan, grants have been made at fair market value to management and other employees of the Company. Each option confers the right to subscribe for one ordinary share in the capital of JHI plc. The options may be exercised as follows: 25% after the first year; 25% after the second year; and 50% after the third year. All unexercised options expire 10 years from the date of issue or 90 days after the employee ceases to be employed by the Company.

As set out in the plan rules, the exercise prices and the number of shares available on exercise may be adjusted on the occurrence of certain events, including new issues, share splits, rights issues and capital reconstructions.

Under the 2001 Equity Incentive Plan, the Company granted 315,749 and 265,988 restricted stock units to its employees in the years ended 31 March 2014 and 2013, respectively. These restricted shares may not be sold, transferred, assigned, pledged or otherwise encumbered so long as such shares remain restricted. The Company determines the conditions or restrictions of any restricted stock awards, which include requirements of continued employment. At 31 March 2014, there were 608,215 restricted stock units outstanding under this plan.

Long-Term Incentive Plan

At the 2006 Annual General Meeting, the Company’s shareholders approved the establishment of a LTIP to provide incentives to certain members of senior management (“Executives”). The shareholders also approved, in accordance with certain LTIP rules, the issue of options in the Company to Executives of the Company. At the Company’s 2008 Annual General Meeting, the shareholders amended the LTIP to also allow restricted stock units to be granted under the LTIP. The LTIP was re-approved by the Company’s shareholders in 2012.

As of 31 March 2014, the Company had granted 8,216,899 restricted stock units under the LTIP. These restricted stock units may not be sold, transferred, assigned, pledged or otherwise encumbered so long as such shares remain restricted. The Company determines the conditions or restrictions of any restricted stock awards, which may include requirements of continued employment, individual performance or the Company’s financial performance or other criteria. Restricted stock units expire on exercise, vesting or as set out in the LTIP rules.

In November 2006 and August 2007, 1,132,000 and 1,016,000 options were granted to Executives, respectively, under the LTIP. The vesting of these equity awards are subject to ‘performance hurdles’ as outlined in the LTIP rules. Unexercised options expire 10 years from the date of issue unless an Executive ceases employment with the Company.

At 31 March 2014, there were 101,000 options and 3,275,703 restricted stock units outstanding under the LTIP.

The following table summarises the Company’s shares available for grant as options, restricted stock units or other equity instruments under the LTIP and 2001 Equity Incentive Plan at 31 March 2014, 2013 and 2012:

Shares Available for Grant
Balance at 31 March 2012	25,695,988

Granted	(1,415,605)
Forfeitures available for re-grant	223,400

Balance at 31 March 2013	24,503,783

Granted	(1,266,656)

Balance at 31 March 2014	23,237,127

Stock Options

There were no stock options granted during the years ended 31 March 2014 and 2013. The following table summarises the Company’s stock options activity during the noted period:

	Outstanding Options
	Number	Weighted Average Exercise Price (A$)
Balance at 31 March 2012	9,085,140	7.59

Exercised	(3,622,106)	7.01
Forfeited	(306,898)	8.56

Balance at 31 March 2013	5,156,136	7.94

Exercised	(4,056,860)	7.89

Balance at 31 March 2014	1,099,276	8.11

The total intrinsic value of stock options exercised was A$13.8 million, A$7.2 million and A$2.0 million for the years ended 31 March 2014, 2013 and 2012, respectively.

Windfall tax benefits realised in the United States from stock options exercised and included in cash flows from financing activities in the consolidated statements of cash flows were US$5.6 million, US$3.5 million and nil for the years ended 31 March 2014, 2013 and 2012, respectively.

The following table summarises outstanding and exercisable options under both the 2001 Equity Incentive Plan and the LTIP as of 31 March 2014:

	Options Outstanding				Options Exercisable
Exercise Price (A$)	Number	Weighted Average Remaining Life (in Years)	Weighted Average Exercise Price (A$)	Aggregate Intrinsic Value (A$)	Number	Weighted Average Exercise Price (A$)	Aggregate Intrinsic Value (A$)
5.99	47,500	0.7	5.99	$396,150	47,500	5.99	$396,150
6.38	200,896	3.7	6.38	1,597,123	200,896	6.38	1,597,123
8.40	337,880	2.6	8.40	2,003,628	337,880	8.40	2,003,628
8.40	101,000	2.6	8.40	598,930	101,000	8.40	598,930
8.90	394,900	1.7	8.90	2,144,307	394,900	8.90	2,144,307
8.90	17,100	1.7	8.90	92,853	17,100	8.90	92,853

Total	1,099,276			$6,832,991	1,099,276		$6,832,991

The aggregate intrinsic value in the preceding table represents the total pre-tax intrinsic value based on stock options with an exercise price less than the Company’s closing stock price of A$14.33 as of 31 March 2014, which would have been received by the option holders had those option holders exercised their options as of that date.

Restricted Stock

The Company estimates the fair value of restricted stock units on the date of grant and recognises this estimated fair value as compensation expense over the periods in which the restricted stock vests.

The following table summarises the Company’s restricted stock activity during the noted period:

	Shares	Weighted Average Fair Value at Grant Date (A$)
Non-vested at 31 March 2012	3,677,511	5.59

Granted	1,415,605	7.74
Vested	(846,415)	7.21
Forfeited	(242,333)	5.81

Non-vested at 31 March 2013	4,004,368	5.99

Granted	1,266,656	9.11
Vested	(1,227,372)	5.42
Forfeited	(159,734)	6.38

Non-vested at 31 March 2014	3,883,918	7.17

Restricted Stock – service vesting

On 16 September 2013 and 9 December 2013, 56,128 and 259,621, respectively, restricted stock units (service vesting) were granted to employees under the 2001 Equity Incentive Plan. On 7 December 2012, the Company granted 265,988 restricted stock units (service vesting) to employees under the 2001 Equity Incentive Plan. The fair value of each restricted stock unit (service vesting) is equal to the market value of the Company’s common stock on the date of the grant, adjusted for the fair value of estimated dividends as the restricted stock holder is not entitled to dividends over the vesting period.

On 9 December 2013 and 24 January 2014, 253,741 and 5,231, respectively, restricted stock units (service vesting) that were previously granted as part of the 2001 Equity Incentive Plan became fully vested and the underlying common stock was issued. On 7 December 2012, 240,645 restricted stock units (service vesting) that were previously granted as part of the 2001 Equity Incentive Plan became fully vested and the underlying common stock was issued.

Restricted Stock – performance vesting

The Company granted 461,019 and 450,336 restricted stock units with a performance vesting condition under the 2006 Long Term Incentive Plan (“LTIP”) to senior executives and managers of the Company on 16 September 2013 and 14 September 2012, respectively. The vesting of the restricted stock units is deferred for three years and is subject to a Return on Capital Employed (“ROCE”) performance hurdle being met. The vesting of the restricted stock units is also subject to limited discretion by the Board. The Board’s discretion will reflect the Board’s judgment of the quality of the returns balanced against management’s delivery of market share growth and a scorecard of key qualitative and quantitative performance objectives.

The Company granted 266,627 restricted stock units with a performance vesting condition under the LTIP to senior executives and managers of the Company on 7 June 2012. The vesting of the restricted stock units is deferred for two years and the amount of restricted stock units that will vest at that time is subject to the Board’s exercise of negative discretion.

When the Board reviews the awards and determines whether any negative discretion should be applied at the vesting date, the award recipients may receive all, some, or none of their awards. The Board may only exercise negative discretion and may not enhance the maximum award that was originally granted to the award recipient.

The fair value of each restricted stock unit (performance vesting) is adjusted for changes in JHI plc’s common stock price at each balance sheet date until the performance conditions are applied at the vesting date.

On 7 June 2013, 61,363 restricted stock units (performance vesting) that were granted on 7 June 2011 as part of the FY2011 long-term incentive award became fully vested and the underlying common stock was issued.

On 7 June 2012, 592,442 restricted stock units (performance vesting) that were granted on 7 June 2010 as part of the FY2001 long-term incentive award became fully vested and the underlying common stock was issued.

Restricted Stock – market condition

Under the terms of the LTIP, the Company granted 489,888 and 432,654 restricted stock units (market condition) to senior executives and managers of the Company on 16 September 2013 and 14 September 2012, respectively. The vesting of these restricted stock units is subject to a market condition as outlined in the LTIP.

The fair value of each of these restricted stock units (market condition) granted under the LTIP is estimated using a binomial lattice model that incorporates a Monte Carlo simulation (the “Monte Carlo” method). The following table includes the assumptions used for restricted stock grants (market condition) valued during the year ended 31 March 2014 and 2013, respectively:

	FY14	FY13
Date of grant	16 Sep 2013	14 Sep 2012
Dividend yield (per annum)	3.0%	1.5%
Expected volatility	43.3%	52.2%
Risk free interest rate	1.4%	0.7%
Expected life in years	3.0	3.0
JHX stock price at grant date (A$)	10.17	8.95
Number of restricted stock units	489,888	432,654

On 17 March 2014, 907,037 restricted stock units (market condition) that were previously granted became fully vested and the underlying common stock was issued.

Scorecard LTI – cash settled units

Under the terms of the LTIP, the Company granted awards equivalent to 518,647 and 506,627 Scorecard LTI units on 16 September 2013 and 14 September 2012, respectively. These awards provide recipients a cash incentive based on JHI plc’s common stock price on the vesting date and each executive’s scorecard rating. The vesting of awards is measured on individual performance conditions based on certain performance measures. Compensation expense recognised for awards are based on the fair market value of JHI plc’s common stock on the date of grant and recorded as a liability. The expense is recognised rateably over the vesting period and the liability is adjusted for subsequent changes in JHI plc’s common stock price at each balance sheet date.

On 29 June 2013, 324,027 of the 821,459 Scorecard LTI units that were previously granted on 29 June 2010 as part of the FY2011 long-term incentive award became fully vested and the balance lapsed as a result of the Board’s exercise of negative discretion. The cash amount paid to award recipients was based on JHI plc’s common stock price on the vesting date.

On 21 June 2012, 501,556 of the 1,083,021 Scorecard LTI units that were previously granted on 21 June 2009 as part of the FY2010 long-term incentive award became fully vested and the balance lapsed as a result of the Board’s exercise of negative discretion. The cash amount paid to award recipients was based on JHI plc’s common stock price on the vesting date.